UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303

   San Diego, CA

          92130

 (Address of principal executive offices)

         (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

		Schedule of Investments
		March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$ 253,500	2.82%

Beverages
3,300	Diageo plc **	267,135	2.97%

Biological Products
3,500	Amgen Inc. *	195,580	2.18%

Commercial Banks, NEC
7,600	Citigroup Inc.	390,184	4.34%

Computer Communications Equipment
8,200	Cisco Systems, Inc. *	209,346	2.33%

Computer Peripheral Equipment
6,000	Intermec, Inc. *	134,040	1.49%

Computer Storage Devices
13,000	EMC Corp. *	180,050	2.00%

Converted Paper & Paperboard
3,700	3M Co.	282,791	3.14%

Crude Petroleum & Natural Gas
4,000	Penn West Energy Trust *	117,520	1.31%

Electromedical & Electrotherapy
3,000	Medtronic Inc.	147,180	1.64%

Electronic & Other Electrical
10,150	General Electric Co.	358,904	3.99%

Electronic Computers
3,000	International Business Machines Corp.	282,780	3.14%

Fire, Marine & Casualty Insurance
3,950	Allstate Corp.	237,237	2.64%

Hotels & Motels
700	Hilton Hotels Corp.	25,172	0.28%

Miscellaneous Manufacturing Industries
6,500	International Game Technology	262,470	2.92%

Motors & Generators
6,000	Emerson Electric Co.	258,540	2.88%

National Commercial Banks
7,124	Bank of America Corp.	363,466
6,640	JP Morgan Chase & Co.	321,243
2,600	PNC Financial Services Group Inc.	187,122
3,250	Wachovia Corp.	178,913
		1,050,744	11.69%

Paper Mills
2,800	Kimberley-Clark Corp.	191,772	2.13%

Perfumes Cosmetics & Other
3,750	Colgate-Palmolive Co.	250,463	2.79%

Petroleum Refining
3,000	Exxon Mobil Corp.	226,350
2,000	BP plc **	129,500
3,200	Chevron Corp.	236,672
		592,522	6.59%

Pharmaceutical Preparations
1,000	Amylin Pharmaceuticals Inc. *	37,360
6,500	Bristol-Myers Squibb Co.	180,440
5,650	Johnson & Johnson	340,469
15,000	Nektar Therapeutics *	195,900
9,500	Pfizer Inc.	239,970
		994,139	11.05%

Paints, Varnishes, Lacquers, Enamels & Allied Prods.
2,350	PPG Industries Inc.	165,229	1.84%

Radio & TV Broadcasting & Communications
5,000	QUALCOMM Inc.	213,300	2.37%

Retail-Catalog & Mail Order Houses
1,000	NutriSystem Inc. *	52,410	0.58%

Retail-Drug Stores & Properties
3,000	Walgreen Co.	137,670	1.53%

Retail-Miscellaneous Shopping
7,000	Staples Inc.	180,880	2.01%

Retail-Variety Stores
1,000	Costco Wholesale Corp.	53,840	0.60%

Semiconductors & Related Devices

15,000	Intel Corp.	286,950	3.19%

Services-Business Services
5,800	eBay Inc. *	192,270	2.14%

Services- Prepackaged Software
8,750	Microsoft Corp.	243,863	2.71%

Special Industry Machinery
6,000	Applied Materials Inc.	109,920	1.22%

Wholesale- Groceries & Related
6,000	Sysco Corp.	202,980	2.26%

Total for Common Stock (Cost $7,000,410)		$ 8,521,380	94.77%

EXCHANGE TRADED FUNDS
1,625	iShares MSCI EAFE Index	123,923
2,500	iShares MSCI Malaysia Index	27,075
2,900	PowerShares QQQ	126,237
1,675	Vanguard Emerging Markets Stock ETF	132,107
Total for Exchange Traded Funds (Cost $311,669)		409,342	4.55%

Cash Equivalents
78,480	Fidelity Money Market 5.16% ***	78,480	0.87%
	(Cost - $78,480)

	Total Investments	9,009,201	100.19%
	(Cost - $7,390,559)

	Liabilities in Other Excess of Assets	(17,205)	-0.19%

	Net Assets	$ 8,991,996	100.00%

* Non-Income producing securities.
** ADR * American Depository Receipt.
*** Variable Rate Security; the coupon rate shown represents the rate at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,390,559 amounted to $1,618,642, which consisted of aggregate gross unrealized appreciation of $1,793,526 and aggregate gross unrealized depreciation of $174,884.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:             5/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:             5/25/07

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:             5/25/07